DEBT - Additional Information (Details) shares in Millions	1 Months Ended																						12 Months Ended
	Sep. 30, 2021 large_range_2Tanker_vessel_type	Apr. 30, 2021 large_range_2Tanker_vessel_type	Mar. 31, 2021 USD ($) large_range_2Tanker_vessel_type	Feb. 28, 2021	Dec. 31, 2020 USD ($)	Nov. 30, 2020 USD ($) large_range_2Tanker_vessel_type	Sep. 30, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Mar. 30, 2020	Feb. 29, 2020 USD ($)	Nov. 30, 2019 USD ($)	Oct. 31, 2019	Sep. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2017 USD ($) very_large_crude_carrier	Feb. 28, 2017 USD ($)	Dec. 31, 2016 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) very_large_crude_carrier	Dec. 31, 2020 USD ($) suezmax_tanker_vessel_type	Dec. 31, 2019 USD ($) very_large_crude_carrier vessels shares	Dec. 31, 2018 USD ($) large_range_2Tanker_vessel_type very_large_crude_carrier shares	Dec. 31, 2017 large_range_2Tanker_vessel_type	Dec. 31, 2017 USD ($)	Dec. 31, 2017 suezmax_tanker_vessel_type	Dec. 31, 2017 vessels	Dec. 31, 2016 USD ($) large_range_2Tanker_vessel_type	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) suezmax_tanker_vessel_type	Jul. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Long-term portion of debt					$ 1,968,924,000																		$ 1,968,924,000	$ 1,968,924,000	$ 1,968,924,000	$ 1,968,924,000	$ 1,254,417,000
Number of newbuildings delivered																									1	1	2
Repayments of notes payable													$ 20,000,000.0
Secured borrowings					6,251,000																		6,251,000	6,251,000	$ 6,251,000	$ 6,251,000	$ 7,329,000
Secured debt, repurchase agreements																											7,200,000
Liability for marketable securities transaction					6,300,000																		6,300,000	6,300,000	6,300,000	6,300,000
Cash required to be maintained for covenant compliance					$ 103,500,000																		$ 103,500,000	$ 103,500,000	$ 103,500,000	$ 103,500,000	$ 38,300,000
Debt instrument, covenant compliance, cash required to be maintained, percentage					100.00%																		100.00%	100.00%	100.00%	100.00%	50.00%
Loan arrangement fees																							$ 16,500,000				$ 700,000
Payment of guarantee fee																											3,400,000
Guarantee Fee Recognized As Interest Expense																							1,300,000				2,100,000
Newbuilding installment Commitments																							$ 142,400,000
Other Affiliates Of Hemen
Debt Instrument [Line Items]
Payment of guarantee fee																											$ 3,400,000
Subsequent Event
Debt Instrument [Line Items]
Number of newbuildings delivered | large_range_2Tanker_vessel_type			1
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Weighted average interest rate					1.96%																		1.96%	1.96%	1.96%	1.96%	1.89%
Senior Secured Loan Facility, $250.7 Million
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 250,700,000
Interest rate amortization profile						18 years
Proceeds from borrowings						$ 250,700,000
Repayments of unsecured debt																											$ 252,400,000
Senior Secured Loan Facility, $250.7 Million | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate						1.90%
$50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount					$ 50,000,000.0																		$ 50,000,000.0	$ 50,000,000.0	$ 50,000,000.0	$ 50,000,000.0
Line of credit facility, maximum borrowing capacity										$ 50,000,000.0
Interest rate amortization profile										20 years
Proceeds from borrowings										$ 45,000,000.0
$50.0 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate										1.90%
$328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount					328,600,000																		328,600,000	328,600,000	328,600,000	328,600,000
Line of credit facility, maximum borrowing capacity								$ 328,600,000
Interest rate amortization profile								18 years
Proceeds from borrowings								$ 328,600,000
Repayments of unsecured debt																											328,600,000
$328.6 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate								1.90%
$275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount					275,000,000.0																		275,000,000.0	275,000,000.0	275,000,000.0	275,000,000.0
$275.0 million revolving credit facility | Other Affiliates Of Hemen
Debt Instrument [Line Items]
Principal amount																						$ 275,000,000.0
Repayments of debt																							60,000,000.0				66,000,000.0
Debt instrument, unused borrowing capacity, amount					215,000,000.0																		215,000,000.0	215,000,000.0	215,000,000.0	215,000,000.0
Long-term portion of debt					60,000,000.0																		60,000,000.0	60,000,000.0	60,000,000.0	60,000,000.0
$100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount					100,800,000																		100,800,000	100,800,000	100,800,000	100,800,000
Line of credit facility, maximum borrowing capacity						$ 100,800,000
Proceeds from borrowings						$ 100,800,000
Repayments of unsecured debt																											$ 84,300,000
$100.8 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate						1.90%
Term loan facility $109.2 million
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 109,200,000
$328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount					328,400,000																		328,400,000	328,400,000	328,400,000	328,400,000
$110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount					110,500,000																		110,500,000	110,500,000	110,500,000	110,500,000
Number of newbuild vessels financed by term loan facility | vessels																											1					1
$110.5 million term loan facility (Credit Suisse) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate						1.90%														1.90%
$321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount					321,600,000																		321,600,000	321,600,000	321,600,000	321,600,000
Number of newbuild vessels financed by term loan facility | large_range_2Tanker_vessel_type																												1
$110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount					110,500,000																		110,500,000	110,500,000	110,500,000	110,500,000
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier																											1	1
Increase in facility																											$ 15,000,000.0
$110.5 million term loan facility (Credit Suisse #2) | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate																		1.90%
$110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Principal amount					110,500,000													$ 110,500,000					110,500,000	110,500,000	110,500,000	110,500,000
Line of credit facility, maximum borrowing capacity																		$ 110,500,000
Interest rate amortization profile																		18 years
Number of newbuild vessels financed by term loan facility | very_large_crude_carrier																		1									1
Increase in facility																											$ 4,100,000
March 2020 Sale Leaseback Agreement
Debt Instrument [Line Items]
Interest rate amortization profile												17 years 9 months 18 days
Term of debt												7 years
Sale leaseback agreement, maximum amount											$ 544,000,000.0
March 2020 Sale Leaseback Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate												2.30%
Term loan facility $42.9 million CS
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity														$ 42,900,000
Proceeds from borrowings										$ 42,900,000
Term loan facility $42.9 million CS | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate														1.90%
Credit Agricole Senior Secured Term Loan
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										62,500,000
Proceeds from borrowings									$ 62,500,000
Term of debt									5 years
Credit Agricole Senior Secured Term Loan | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate									1.90%
Term Loan Facility, $466.5 Million [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity						$ 466,500,000
$50.0 million term loan facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity										$ 60,600,000
Term Loan Facility, $500.1 Million [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity								$ 500,100,000
Term Loan Commitment $133.7 million
Debt Instrument [Line Items]
Principal amount						133,700,000
Line of credit facility, maximum borrowing capacity						$ 133,700,000
Term of debt						12 years
Term Loan Commitment $142.4 million
Debt Instrument [Line Items]
Number of newbuild vessels financed by term loan facility | large_range_2Tanker_vessel_type						4
Loans Payable | Senior Secured Loan Facility, $250.7 Million
Debt Instrument [Line Items]
Principal amount																																							$ 250,700,000
Loans Payable | $50.0 million term loan facility
Debt Instrument [Line Items]
Principal amount																																						$ 50,000,000.0
Repayments of unsecured debt																											42,400,000
Loans Payable | $328.6 million term loan facility
Debt Instrument [Line Items]
Principal amount																																					$ 328,600,000
Loans Payable | $275.0 million revolving credit facility
Debt Instrument [Line Items]
Principal amount																						275,000,000.0
Loans Payable | $275.0 million revolving credit facility | Other Affiliates Of Hemen
Debt Instrument [Line Items]
Principal amount																						$ 275,000,000.0
Interest rate																						6.25%
Extension period															6 months							18 months
loan repayable period																						18 months
Debt instrument, unused borrowing capacity, amount					215,000,000.0																		215,000,000.0	215,000,000.0	215,000,000.0	215,000,000.0	155,000,000.0
Long-term portion of debt					60,000,000.0																		60,000,000.0	$ 60,000,000.0	60,000,000.0	60,000,000.0
Loans Payable | $275.0 million revolving credit facility | Subsequent Event | Other Affiliates Of Hemen
Debt Instrument [Line Items]
Extension period				12 months
Loans Payable | $100.8 million term loan facility
Debt Instrument [Line Items]
Principal amount																																				$ 100,800,000
Interest rate amortization profile						17 years
Loans Payable | $328.4 million term loan facility
Debt Instrument [Line Items]
Principal amount																					$ 328,400,000
Proceeds from borrowings																														$ 165,900,000				$ 109,000,000.0
Term of debt																					18 years
Number of newbuildings delivered																													3		2
Number of part-financed vessels - delivered																																	1		2
Loans Payable | $110.5 million term loan facility (Credit Suisse)
Debt Instrument [Line Items]
Principal amount																				$ 110,500,000													$ 110,500,000	$ 110,500,000	$ 110,500,000
Proceeds from borrowings																												$ 54,900,000		54,900,000
Term of debt																				18 years
Increase in facility																											15,000,000.0
Loans Payable | $321.6 million term loan facility
Debt Instrument [Line Items]
Principal amount																			$ 321,600,000
Line of credit facility, maximum borrowing capacity																			$ 321,600,000
Proceeds from borrowings																												32,000,000.0		$ 252,700,000
Number of newbuildings delivered																													3		4
Loans Payable | $321.6 million term loan facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate amortization profile																			15 years
Loans Payable | $110.5 million term loan facility (Credit Suisse #2)
Debt Instrument [Line Items]
Principal amount																		$ 110,500,000
Line of credit facility, maximum borrowing capacity																		$ 110,500,000
Interest rate amortization profile																		18 years
Proceeds from borrowings																											55,300,000	$ 54,900,000
Loans Payable | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Proceeds from borrowings																		$ 55,300,000									55,300,000
Loans Payable | Term loan facility $42.9 million CS
Debt Instrument [Line Items]
Interest rate amortization profile														18 years
Term of debt														5 years
Loans Payable | Credit Agricole Senior Secured Term Loan
Debt Instrument [Line Items]
Interest rate amortization profile									18 years
Loans Payable | Term Loan Commitment $133.7 million
Debt Instrument [Line Items]
Interest rate amortization profile						17 years
Loans Payable On Increased Borrowing Base | $110.5 million term loan facility (ING)
Debt Instrument [Line Items]
Proceeds from borrowings																											$ 4,100,000
Golden Ocean
Debt Instrument [Line Items]
Number of shares disposed (in shares) | shares																								1.3			1.3	1.3
Proceeds from sale of marketable securities					6,200,000		$ 4,400,000		$ 5,300,000		3,700,000					$ 7,600,000	$ 7,700,000						6,200,000				$ 7,200,000	$ 7,700,000
Secured debt, repurchase agreements					6,200,000		$ 4,400,000		$ 5,300,000		$ 3,700,000												6,200,000	$ 6,200,000	6,200,000	6,200,000
Liability for marketable securities transaction					$ 6,300,000																		$ 6,300,000	$ 6,300,000	$ 6,300,000	$ 6,300,000
Forecast
Debt Instrument [Line Items]
Number of newbuildings delivered | large_range_2Tanker_vessel_type	2	1
Forecast | Golden Ocean
Debt Instrument [Line Items]
Secured debt, repurchase agreements			$ 6,200,000